INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

The following is a geographical breakdown of loss before the provision for income tax, for the years ended December 31, 2024, and 2023.

	2024	2023
Pre-tax loss
U.S. Federal	$(3,968,000)	$(4,834,000)
Foreign	-	-
Total	$(3,968,000)	$(4,834,000)

The federal and state income tax (provision) benefit is summarized as:

	2024	2023
Current
U.S. Federal	$-	$-
U.S. State	5,000	-
Foreign	-	-
Total current provision	5,000	-
Deferred
U.S. Federal	-	-
U.S. State		-
Foreign	-	-
Total deferred provision (benefit)	-	-
Total provision (benefit) for income taxes	$5,000	$-

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and income tax purposes and (b) operating losses and tax credit carryforwards. Significant components of the Company’s deferred taxes as of December 31 were as follows:

	2024	2023
Deferred tax asset:
Net operating loss	$7,396,000	$6,558,000
Intangible asset basis	113,000	118,000
Deferred rent liability	177,000	349,000
Inventory adjustments	375,000	352,000
R&D capitalization	102,000	201,000
Asset retirement obligation	7,000	4,000
Settlement liability	298,000	267,000
Accrued warranty	13,000	14,000
Accrued salaries	69,000	65,000
Deferred revenue	35,000	12,000
Accrued interest	122,000	-

Total deferred tax asset	8,707,000	7,940,000

Deferred tax liability:
ROU assets	(159,000)	(316,000)
Fixed asset basis	(90,000)	(97,000)
Total deferred income tax liabilities	(249,000)	(413,000)
Net deferred income tax assets	8,458,000	7,527,000
Valuation allowance	(8,458,000)	(7,527,000)
Deferred tax asset (liability), net	$-	$-

Events which may restrict utilization of a company’s net operating loss and credit carryforwards include, but are not limited to, certain ownership change limitations as defined in Internal Revenue Code Section 382 and similar state provisions. In the event the Company has had a change of ownership, utilization of carryforwards could be restricted to an annual limitation. The annual limitation may result in the expiration of net operating loss carryforwards before utilization. The Company has not undertaken a study to determine if its net operating losses are limited. In the event the Company previously experienced an ownership change, or should experience an ownership change in the future, the amount of net operating loss carryovers available in any taxable year could be limited and may expire unutilized. The impact of any such limitations or expirations would not have a material impact on the financials since all the deferred tax assets for the Company’s attributes are fully offset by a valuation allowance.

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance.

The valuation allowance increased by $803,000, and $915,000 during the years ended December 31, 2024, and 2023, respectively. Net operating losses and tax credit carryforwards as of December 31, 2024, and 2023 were as follows:

	2024 Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$16,359,000	Do Not Expire
Net operating losses, federal (Pre-January 1, 2018)	9,263,000	2024 to 2037
Net operating losses, state	28,641,000	2029 to 2041

	2023 Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$12,724,000	Do Not Expire
Net operating losses, federal (Pre-January 1, 2018)	10,169,000	2023 to 2037
Net operating losses, state	25,095,000	2029 to 2041

The effective tax rate of the Company’s provision (benefit) for income taxes as of December 31, 2024, and 2023 differed from the federal statutory rate as follows:

	2024	2023
Statutory Rate	21.00%	21.00%
State Tax	7.67%	6.98%
Permanent Differences	(2.19)%	(0.57)%
Changes in VA	(22.18)%	(28.06)%
NOL Expiration	(5.25)%	0.00%
Prior Year True-ups	(0.28)%	0.65%
Total	(0.13)%	0.00%

The Company’s statute of limitations remains open for various taxable years in various U.S. federal and California jurisdictions.